UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
THE ADVISORS'
INNER CIRCLE FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMERCE CAPITAL GOVERNMENT MONEY MARKET FUND
ANNUAL REPORT
OCTOBER 31, 2006




{Commerce Capital Markets Logo Omitted]

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
                                                                OCTOBER 31, 2006
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Letter to Shareholders...................................................      1
Schedule of Investments..................................................      2
Statement of Assets and Liabilities......................................      5
Statement of Operations..................................................      6
Statement of Changes in Net Assets.......................................      7
Financial Highlights.....................................................      8
Notes to Financial Statements............................................     10
Report of Independent Registered Public Accounting Firm..................     16
Disclosure of Fund Expenses..............................................     18
Trustees and Officers of The Advisors' Inner Circle Fund.................     20
Approval of Investment Advisory Agreements...............................     28
Notice to Shareholders...................................................     31
--------------------------------------------------------------------------------




The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the period end. The Fund's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-733-4544; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

--------------------------------------------------------------------------------
October 31, 2006

Dear Shareholder:

We are pleased to provide you with the annual report for the Commerce Capital Government Money Market Fund (the "Fund") for the year ended October 31, 2006.

The Federal Open Market Committee ("FOMC") continued to increase the target Fed Funds rate for most of the year under review. However, this key rate has been maintained at 5.25% since the June 29, 2006, meeting. In subsequent meetings, the Fed has indicated any further action would be dependent on future economic data.

With third quarter GDP at 1.6%, it appears that the economy is in a period of decelerating growth, largely caused by the weakness in the housing market. The Federal Reserve ("FED"), however, is still on inflation watch, with annual inflation currently at 2.4%, as measured by its preferred index. The labor market remains solid, with the unemployment rate dropping to 4.4% in October and jobs being created at a reasonable pace. In the meantime, the price of crude oil has dropped to below $60 per barrel from a high of $77.03 in July.

During the past year, yields rose in response to the increases in the Fed Funds rate, most noticeably in the short end of the yield curve. The yield curve was inverted at the Fund's fiscal year end, with three month Treasury Bills yielding 5.07% while the ten year Treasury Note yielded 4.60%. The curve remains inverted as of this writing.

As always, the primary focus of our investment strategy for the Fund is credit quality and liquidity. We will look to increase the yield on the Fund by strategically purchasing higher yielding permissible securities currently available in the market place, including repurchase agreements. The yield of the Fund will continue to be impacted by the Federal Reserve's monetary policy. We believe the Fed may keep the Fed Funds rate at 5.25% into 2007. Whether the Fed effects any rate cuts in the near future will largely depend on the rate of inflation and the economy's growth prospects. In this environment, we will continue to pursue investments that provide competitive money market returns commensurate with the Fund's objective of preservation of principal and liquidity.

We appreciate your participation in the Commerce Capital Government Money Market Fund.

Sincerely,

/s/ Diane Allard

Diane Allard
Vice President/Fund Manager

THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
                                                                OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)*:
--------------------------------------------------------------------------------
[Bar Graph Omitted]
Plot points are as follows:
77.8%  Repurchase Agreements
22.2%  U.S. Government Agency Obligations

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 22.2%
--------------------------------------------------------------------------------

                                                                                 FACE
                                                                                AMOUNT            VALUE
                                                                             ------------     ------------
   FFCB
      5.150%, 09/14/07.....................................................   $3,000,000     $   3,002,203
   FHLB
      4.500%, 11/22/06.....................................................    3,000,000         2,999,765
      5.200%, 01/05/07.....................................................    3,000,000         3,000,000
      5.346%, 02/02/07 (A).................................................    3,000,000         2,959,661
   FHLMC
      5.456%, 12/19/06 (A).................................................    3,000,000         2,978,752
      4.750%, 12/29/06.....................................................    3,000,000         3,000,000
      5.390%, 01/09/07 (A).................................................    3,000,000         2,969,772
      5.379%, 01/16/07 (A).................................................    3,000,000         2,966,820
      5.315%, 01/19/07 (A).................................................    3,000,000         2,965,833
      5.281%, 02/13/07 (A).................................................    3,000,000         2,955,402
      5.292%, 03/05/07 (A).................................................    3,000,000         2,946,887
      5.351%, 03/30/07 (A).................................................    3,000,000         2,935,731
   FNMA
      5.399%, 11/20/06 (A).................................................    3,000,000         2,991,624
      5.386%, 11/22/06 (A).................................................    3,000,000         2,990,788
      5.380%, 12/06/06 (A).................................................    3,000,000         2,984,629
      5.425%, 12/20/06 (A).................................................    3,000,000         2,978,440
      5.305%, 02/07/07 (A).................................................    3,000,000         2,957,811
      5.000%, 09/14/07.....................................................    3,000,000         2,997,663
                                                                                             -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $53,581,781).........................................................                     53,581,781
                                                                                             -------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
                                                                OCTOBER 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS -- 77.8%
--------------------------------------------------------------------------------

                                                                                 FACE
                                                                                AMOUNT           VALUE
                                                                             ------------    -------------
   ABN-AMRO,
      5.270%, dated 10/31/06, to be
      repurchased on 11/01/06, repurchase price
      $60,350,974 (collateralized by various
      FFCB/FHLB/GNMA obligations, ranging
      in par value $1,800,000-$88,171,580,
      4.644%-7.000%, 11/28/07-01/20/29;
      total market value $61,551,038)......................................  $60,342,141     $  60,342,141
   Credit Suisse First Boston,
      5.260%, dated 10/31/06, to be
      repurchased on 11/01/06, repurchase price
      $53,761,205 (collateralized by various
      GNMA obligations, ranging in par
      value $1,361,833-$2,418,935,
      5.000%-8.500%, 06/15/21-10/15/36;
      total market value $54,829,762)......................................   53,753,351        53,753,351
   Morgan Stanley,
      5.180%, dated 10/31/06, to be
      repurchased on 11/01/06, repurchase price
      $23,926,135 (collateralized by various
      GNMA obligations, ranging in par
      value $318,606-$37,000,000,
      5.000%-6.000%, 08/15/32-03/15/35;
      total market value $24,885,617)......................................   23,922,693        23,922,693
   UBS Paine Webber,
      5.260%, dated 10/31/06, to be
      repurchased on 11/01/06, repurchase price
      $50,085,580 (collateralized by various
      GNMA obligations, ranging in par
      value $23,000-$25,283,359,
      4.586%-6.500%, 09/20/21-10/20/36;
      total market value $51,084,241)......................................   50,078,263        50,078,263
                                                                                             -------------
TOTAL REPURCHASE AGREEMENTS
(COST $188,096,448)........................................................                    188,096,448
                                                                                             -------------
TOTAL INVESTMENTS -- 100.0%
(COST $241,678,229)........................................................                   $ 241,678,229
                                                                                             =============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
                                                                OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


         PERCENTAGES ARE BASED ON NET ASSETS OF $241,784,414.
    (A) DISCOUNT NOTES. THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
   FFCB  FEDERAL FARM CREDIT BANK
   FHLB  FEDERAL HOME LOAN BANK
  FHLMC  FEDERAL HOME LOAN MORTGAGE CORPORATION
   FNMA  FEDERAL NATIONAL MORTGAGE ASSOCIATION
   GNMA  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                    OCTOBER 31,
                                                                       2006
                                                                  --------------
ASSETS:
  Investments at Value, including repurchase agreements
    of $188,096,448 (Cost $241,678,229)........................... $241,678,229
  Interest Receivable.............................................      245,535
  Prepaid Expenses................................................       33,350
                                                                   ------------
    Total Assets..................................................  241,957,114
                                                                   ------------
LIABILITIES:
  Payable due to Investment Adviser...............................       81,108
  Payable for Income Distribution.................................       40,972
  Payable due to Distributor......................................       25,472
  Payable due to Administrator....................................        2,789
  Payable due to Trustees.........................................        1,109
  Chief Compliance Officer Fees Payable...........................          410
  Other Accrued Expenses..........................................       20,840
                                                                   ------------
    Total Liabilities.............................................      172,700
                                                                   ------------
   NET ASSETS..................................................... $241,784,414
                                                                   ============
NET ASSETS CONSIST OF:
  Paid-in-Capital................................................. $241,784,931
  Accumulated Net Realized Loss on Investments....................         (517)
                                                                   ------------
   NET ASSETS..................................................... $241,784,414
                                                                   ============
Net Asset Value, Offering and Redemption
  Price Per Share -- Institutional Class Shares
  (unlimited authorization -- no par value)
  ($111,794,361 / 111,794,776).................................... $       1.00
                                                                   ============
Net Asset Value, Offering and Redemption
  Price Per Share -- Administration Class Shares
  (unlimited authorization -- no par value)
  ($129,990,053 / 129,990,156).................................... $       1.00
                                                                   ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                        YEAR
                                                                       ENDED
                                                                     OCTOBER 31,
                                                                       2006
                                                                     -----------
INVESTMENT INCOME
Interest Income...................................................   $8,505,372
                                                                     ----------
EXPENSES
Investment Advisory Fees..........................................      885,063
Distribution Fees(1)..............................................      223,877
Administration Fees...............................................      110,000
Trustees' Fees....................................................        3,217
Chief Compliance Officer Fees.....................................        3,176
Printing Fees.....................................................       51,193
Transfer Agent Fees...............................................       40,773
Professional Fees.................................................       26,760
Registration and Filing Fees......................................       11,120
Custodian Fees....................................................        9,019
Insurance and Other Fees..........................................       21,301
                                                                     ----------
   TOTAL EXPENSES.................................................    1,385,499
Less:
   Waiver of Investment Advisory Fees.............................     (188,389)
                                                                     ----------
NET EXPENSES......................................................    1,197,110
                                                                     ----------
NET INVESTMENT INCOME.............................................    7,308,262
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............   $7,308,262
                                                                     ==========

(1) DISTRIBUTION FEES ARE INCURRED BY ADMINISTRATION CLASS SHARES ONLY.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       COMMERCE CAPITAL
                                                      GOVERNMENT MONEY
                                                      MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   YEAR                  YEAR
                                                                   ENDED                 ENDED
                                                                OCTOBER 31,            OCTOBER 31,
                                                                   2006                   2005
                                                              --------------         --------------
OPERATIONS:

   Net Investment Income..........................          $     7,308,262          $   3,184,225
   Net Realized Loss on Investments...............                       --                   (517)
                                                            ---------------          -------------
   Net Increase in Net Assets Resulting
     from Operations..............................                7,308,262              3,183,708
                                                            ---------------          -------------
DISTRIBUTIONS:
   Net Investment Income:
     Institutional Class Shares...................               (3,673,930)            (2,108,051)
     Administration Class Shares..................               (3,634,332)            (1,076,175)
                                                            ---------------          -------------
   Total Distributions............................               (7,308,262)            (3,184,226)
                                                            ---------------          -------------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Issued
       Institutional Class Shares.................              566,952,098            650,405,858
       Administration Class Shares................            1,193,066,892            268,910,673
   Reinvestment of Distributions
       Institutional Class Shares.................                3,622,634              2,049,034
       Administration Class Shares................                3,250,012              1,052,474
   Redeemed
       Institutional Class Shares.................             (548,963,787)          (689,424,609)
       Administration Class Shares................           (1,138,773,325)          (246,699,079)
                                                            ---------------          -------------
   Net Institutional Class Shares Transactions....               21,610,945            (36,969,717)
   Net Administration Class Shares Transactions...               57,543,579             23,264,068
                                                            ---------------          -------------
     Net Increase (Decrease) in Net Assets from
         Capital Share Transactions...............               79,154,524            (13,705,649)
                                                            ---------------          -------------
     Total Increase (Decrease) in Net Assets......               79,154,524            (13,706,167)

NET ASSETS:
   Beginning of Year..............................              162,629,890            176,336,057
                                                            ---------------          -------------
   End of Year (including undistributed net investment
     income of $0 and $0, respectively)...........          $   241,784,414          $ 162,629,890
                                                            ===============          =============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------
                                                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                          INSTITUTIONAL CLASS SHARES
                               ------------------------------------------------------------------------------
                                  YEAR             YEAR             YEAR             YEAR        SEPTEMBER 9,
                                  ENDED            ENDED            ENDED            ENDED         2002* TO
                               OCTOBER 31,      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,     OCTOBER 31,
                                  2006             2005             2004             2003            2002
                               -----------      -----------      -----------      -----------    ------------

Net Asset Value,
   Beginning of Period.........  $   1.00         $  1.00          $   1.00         $   1.00       $   1.00
                                 --------         -------          --------         --------       --------
Income from Investment
   Operations:
   Net Investment Income.......      0.04            0.02              0.01             0.01           0.00**
                                 --------         -------          --------         --------       --------
   Total from Investment
     Operations................      0.04            0.02              0.01             0.01            0.00**
                                 --------         -------          --------         --------       --------
Dividends:
   Net Investment Income            (0.04)          (0.02)            (0.01)           (0.01)          0.00**
                                 --------         -------          --------         --------       --------
     Total Dividends...........     (0.04)          (0.02)            (0.01)           (0.01)          0.00**
                                 --------         -------          --------         --------       --------
Net Asset Value,
   End of Period...............  $   1.00         $  1.00          $   1.00         $   1.00       $   1.00
                                 ========         =======          ========         ========       ========
TOTAL RETURN+..................      4.30%           2.29%             0.69%            0.68%          0.18%
                                 ========         =======          ========         ========       ========
RATIOS AND SUPPLEMENTAL DATA

Net Assets,
   End of Period (000) ........  $111,794         $90,183          $127,154         $125,637       $154,167
Ratio of Expenses to
   Average Net Assets .........      0.55%           0.55%             0.52%            0.50%          0.50%++
Ratio of Expenses to
   Average Net Assets
   (Excluding Fee Waivers).....      0.66%           0.65%             0.63%            0.67%          0.75%++
Ratio of Net Investment
   Income to Average
   Net Assets..................      4.20%           2.21%             0.69%            0.68%          1.24%++

  * COMMENCEMENT OF OPERATIONS.
 ** AMOUNT IS LESS THAN $0.01 PER SHARE.
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
    TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED BY THE ADVISER DURING THE PERIOD INDICATED. TOTAL RETURNS SHOWN DO NOT REFLECT
    THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++ ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------
                                                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  ADMINISTRATION CLASS SHARES
                                          -------------------------------------------------------------------
                                                   YEAR             YEAR             YEAR           APRIL 14,
                                                   ENDED            ENDED            ENDED         2003* TO
                                                OCTOBER 31,      OCTOBER 31,      OCTOBER 31,     OCTOBER 31,
                                                   2006             2005             2004             2003
                                                -----------      -----------      -----------    ------------

Net Asset Value,
   Beginning of Period.........................  $   1.00           $  1.00          $  1.00        $  1.00
                                                 --------           -------          -------        -------
Income from Investment Operations:
   Net Investment Income.......................      0.04              0.02             0.00**         0.00**
                                                 --------           -------          -------        -------
   Total from Investment Operations ...........      0.04              0.02             0.00**         0.00**
                                                 --------           -------          -------        -------
Dividends:
   Net Investment Income.......................     (0.04)            (0.02)            0.00**         0.00**
                                                 --------           -------          -------        -------
     Total Dividends...........................     (0.04)            (0.02)            0.00**         0.00**
                                                 --------           -------          -------        -------
Net Asset Value,
   End of Period...............................  $   1.00           $  1.00          $  1.00       $   1.00
                                                 ========           =======          =======        =======
TOTAL RETURN+..................................      4.04%             2.04%            0.44%          0.19%
                                                 ========           =======          =======        =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets,
   End of Period (000).........................  $129,990           $72,447          $49,182        $31,986
Ratio of Expenses to
   Average Net Assets..........................      0.80%             0.80%            0.77%          0.75%++
Ratio of Expenses to
   Average Net Assets
   (Excluding Fee Waivers).....................      0.91%             0.90%            0.88%          0.90%++
Ratio of Net Investment Income to
   Average Net Assets..........................      4.06%             2.07%            0.44%          0.34%++

  * COMMENCEMENT OF OPERATIONS.
 ** AMOUNT IS LESS THAN $0.01 PER SHARE.
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
    RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED BY THE ADVISER DURING THE PERIOD INDICATED. TOTAL RETURNS SHOWN DO NOT REFLECT
    THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++ ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 36 funds. The financial statements herein are those of one such fund, the Commerce Capital Government Money Market Fund (the "Fund"). The investment objective of the Fund is high current income and preservation of capital while maintaining liquidity. The Fund invests primarily in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements regarding these securities. The Fund offers two classes of shares: Institutional Class Shares and Administration Class Shares. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

--------------------------------------------------------------------------------
     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     CLASSES -- Class-specific expenses are borne by that class. Income, non-class-specific expenses, and realized gains/losses are allocated to the respective class on the basis of relative net assets.

     EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund at an annual rate of 0.07% of the Fund's average daily net assets up to $500 million; 0.06% of the Fund's average daily net assets from $500 million up to and including $1 billion; and 0.05% of the Fund's average daily net assets in excess of $1 billion. There is a minimum annual fee of $95,000 plus $15,000 for each additional class.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

--------------------------------------------------------------------------------
The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

Commerce Capital Markets, Inc. (Retail Brokerage Division) serves as the Sub-Distributor and Shareholder Servicing Agent to the Fund. The Fund has adopted a Distribution Plan (the "Plan") relating to the Administration Class Shares pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% of the average daily net assets of the Administration Class Shares. Such fees are then paid to the Sub-Distributor for services provided.

The Sub-Distributor has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.20% of the average daily net assets of the Administration Class Shares. Fee waivers are voluntary and may be terminated at any time. There were no such waivers for the year ended October 31, 2006.

Citigroup Fund Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and Commerce Capital Markets, Inc. (the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser receives an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.55% and 0.80% of the average daily net assets of the Institutional and Administration Class Shares, respectively. Fee waivers are voluntary and may be terminated at any time.

6. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Permanent book and tax

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

--------------------------------------------------------------------------------
basis differences may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. There were no permanent differences for the period ended October 31, 2006.

The tax character of dividends paid during the last two fiscal years ended October 31, 2006 and 2005 was as follows:

                                       ORDINARY
                                        INCOME          TOTAL
                                      ----------      ----------
                   2006               $7,308,262      $7,308,262
                   2005                3,184,226       3,184,226

As of October 31, 2006, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

Undistributed Ordinary Income                                $  892,330
Capital Loss Carryforwards                                         (517)
Other Temporary Differences                                    (892,330)
                                                             ----------
Total Accumulated Losses                                     $     (517)
                                                             ==========

For Federal income tax purposes, capital loss carryforwards represent realized losses that may be carried forward for a maximum period of eight years and applied against future net realized gains. As of October 31, 2006, the Fund had the following capital loss carryforwards:

                                                TOTAL CAPITAL
                             EXPIRES          LOSS CARRYFORWARD
                              2013            OCTOBER 31, 2006
                         ---------------    ---------------------
                               $517                  $517


As of October 31, 2006, the cost of securities for Federal tax purposes is the same as the cost shown in the Schedule of Investments.

7. OTHER:

At October 31, 2006, the percentage of total shares  outstanding  held by record
shareholders   each  owning  10%  or  greater  of  the  aggregate  total  shares outstanding for the shares listed of the Fund was as follows:

                                       NO. OF               %
                                    SHAREHOLDERS         OWNERSHIP
                                    ------------         ---------
         Institutional Shares            2                 99%
         Admin Class Shares              2                100%

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

--------------------------------------------------------------------------------
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As of October 31, 2006, the Fund has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September  2006,  FASB issued  STATEMENT ON  FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

9. CONCENTRATION OF CREDIT RISK (UNAUDITED):

The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in government securities and securities backed by the U.S. Government. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

--------------------------------------------------------------------------------


by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at October 31, 2006 is as follows:

                              S&P                  MOODY'S
                       ---------------         ---------------
                       AAA      100.0%         AAA      100.0%
                                ------                  ------
                                100.0%                  100.0%
                                ======                  ======

10. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED):

The Board has selected Ernst & Young LLP (E&Y) to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended October 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, neither the Trust, its portfolios, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of RegulationS-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's former independent registered public accounting firm, KPMG LLP. The dismissal of KPMG LLP, effective upon its completion of its audits for the fiscal year ended October 31, 2005, and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG LLP's reports on the Fund's financial statements for the fiscal years ended October 31, 2005 and October 31, 2004, contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees of
Commerce Capital Government Money Market Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Commerce Capital Government Money Market Fund (one of the funds constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2006, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2005 and the financial highlights for each of the periods presented through October 31, 2005 were audited by other auditors, whose report dated December 22, 2005, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Commerce Capital Government Money Market Fund of The Advisors' Inner Circle Fund at October 31, 2006, and the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
December 20, 2006

                       This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                    BEGINNING         ENDING                        EXPENSES
                                     ACCOUNT         ACCOUNT        ANNUALIZED        PAID
                                      VALUE           VALUE           EXPENSE        DURING
                                    05/01/06        10/31/06          RATIOS         PERIOD*
----------------------------------------------------------------------------------------------

ACTUAL FUND RETURN
  Institutional Class Shares       $1,000.00       $1,023.50           0.55%          $2.81
  Administration Class Shares       1,000.00        1,022.20           0.80            4.08
HYPOTHETICAL 5% RETURN
  Institutional Class Shares       $1,000.00       $1,022.43           0.55%          $2.80
  Administration Class Shares       1,000.00        1,021.17           0.80            4.08

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------
Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the


                                                                   TERM OF
                                      POSITION(S)                 OFFICE AND
  NAME, ADDRESS,                       HELD WITH                   LENGTH OF
       AGE 1                          THE TRUST                  TIME SERVED 2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                       Chairman                  (Since 1991)
60 yrs. old                          of the Board
                                      of Trustees







--------------------------------------------------------------------------------





1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------

Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information
("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-733-4544. The following chart lists Trustees and Officers as of November 15, 2006.


                                               NUMBER OF
                                              PORTFOLIOS
                                            IN THE ADVISORS'
                                           INNER CIRCLE FUND
PRINCIPAL OCCUPATION(S)                     OVERSEEN BY BOARD                     OTHER DIRECTORSHIPS
DURING PAST 5 YEARS                              MEMBER                          HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------


SEI employee 1974-present. Currently               36                Trustee of The Advisors' Inner
performs various services on behalf                                  Circle Fund II, Bishop Street Funds,
of SEI Investments for which                                         SEI Asset Allocation Trust, SEI
Mr. Nesher is compensated. Executive                                 Daily Income Trust, SEI Index Funds.
Vice President of SEI Investments,                                   SEI Institutional International Trust,
1986-1994. Director and Executive                                    SEI Institutional Investments Trust,
Vice President of the Administrator                                  SEI Institutional Managed Trust,
and the Distributor, 1981-1994.                                      SEI Liquid Asset Trust, SEI Tax
                                                                     Exempt Trust, SEI Opportunity Master
                                                                     Fund, L.P., SEI Opportunity Fund, L.P.,
                                                                     SEI Global Master Fund, PLC, SEI
                                                                     Global Assets Fund, PLC, SEI Global
                                                                     Investments Fund, PLC, SEI Investments
                                                                     Global, Limited, SEI Investments Global
                                                                     Fund Services Limited, SEI Investments
                                                                     (Europe) Ltd., SEI Investments-Unit Trust
                                                                     Management (UK) Limited, and SEI
                                                                     Global Nominee Ltd.
------------------------------------------------------------------------------------------------------------------------------------




3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
  NAME, ADDRESS,                     HELD WITH                     LENGTH OF
       AGE1                         THE TRUST                    TIME SERVED2
--------------------------------------------------------------------------------

INTERESTED
BOARD MEMBERS (CONTINUED)
-------------------------
WILLIAM M. DORAN                      Trustee                    (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
66 yrs. old










--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
EUGENE B. PETERS                      Trustee                    (Since 1993)
77 yrs. old








--------------------------------------------------------------------------------
JAMES M. STOREY                       Trustee                    (Since 1994)
75 yrs. old




--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's
   Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------

                                                NUMBER OF
                                               PORTFOLIOS
                                            IN THE ADVISORS'
                                            INNER CIRCLE FUND
PRINCIPAL OCCUPATION(S)                     OVERSEEN BY BOARD                     OTHER DIRECTORSHIPS
DURING PAST 5 YEARS                              MEMBER                          HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------



Self Employed Consultant since 2003.               36                Director of SEI Investments Company
Partner, Morgan, Lewis & Bockius LLP                                 and SEI Investments Distribution Co.,
(law firm) from 1976-2003, counsel to                                SEI Investments-Global Fund Services,
the Trust, SEI Investments, the                                      Limited, SEI Investments Global
Administrator and the Distributor.                                   Limited, SEI Investments (Europe),
Director of SEI Investments since 1974;                              Limited, SEI Investments (Asia) Limited,
Secretary of SEI Investments since 1978.                             SEI Asset Korea Co., Ltd. Trustee of
                                                                     The Advisors' Inner Circle Fund II,
                                                                     SEI Investments, Bishop Street Funds,
                                                                     SEI Asset Allocation Trust, SEI Daily
                                                                     Income Trust, SEI Index Funds, SEI
                                                                     Institutional International Trust, SEI
                                                                     Institutional Investments Trust, SEI
                                                                     Institutional Managed Trust, SEI Liquid
                                                                     Asset Trust and SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------


Private investor from 1987 to present.             36                Trustee of The Advisors' Inner Circle
Vice President and Chief Financial                                   Fund and Bishop Street Funds.
officer, Western Company of North
America (petroleum service company),
1980-1986. President of Gene Peters
and Associates (import company),
1978-1980. President and Chief
Executive Officer of Jos. Schlitz
Brewing Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------
Attorney, Solo Practitioner since 1994.            36                Trustee of The Advisors' Inner Circle
Partner, Dechert, September 1987-                                    Fund II, Bishop Street Funds, SEI Asset
December 1993.                                                       Allocation Trust, SEI Daily Income
                                                                     Trust, SEI Index Funds, SEI Institutional
                                                                     International Trust, SEI Institutional
                                                                     Investments Trust, SEI Institutional
                                                                     Managed Trust, SEI Liquid Asset Trust
                                                                     and SEI Tax Exempt Trust, and the U.S.
                                                                     Charitable Gift Trust.


------------------------------------------------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
  NAME, ADDRESS,                     HELD WITH                     LENGTH OF
       AGE 1                         THE TRUST                    TIME SERVED 2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
GEORGE J. SULLIVAN, JR.               Trustee                    (Since 1999)
64 yrs. old









--------------------------------------------------------------------------------
BETTY L. KRIKORIAN                    Trustee                    (Since 2005)
63 yrs. old



--------------------------------------------------------------------------------
CHARLES E. CARLBOM                    Trustee                    (Since 2005)
72 yrs. old



--------------------------------------------------------------------------------
MITCHELL A. JOHNSON                   Trustee                    (Since 2005)
64 yrs. old


--------------------------------------------------------------------------------




1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------

                                                 NUMBER OF
                                                PORTFOLIOS
                                             IN THE ADVISORS'
                                             INNER CIRCLE FUND
PRINCIPAL OCCUPATION(S)                      OVERSEEN BY BOARD                   OTHER DIRECTORSHIPS
DURING PAST 5 YEARS                               MEMBER                        HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------


Chief Executive Officer, Newfound                  36                Trustee, State Street Navigator
Consultants, Inc. since April 1997.                                  Securities Lending Trust, since 1995.
General Partner, Teton Partners, L.P.,                               Trustee of The Fulcrum Trust. Trustee
June 1991-December 1996; Chief                                       of the Advisors' Inner Circle Fund II,
Financial Officer, Nobel Partners,                                   Bishop Street Funds, SEI Asset
L.P., March 1991-December 1996;                                      Allocation Trust, SEI Daily Income
Treasurer and Clerk, Peak Asset                                      Trust, SEI Index Funds, SEI Institutional
Management. Inc., since 1991.                                        International Trust, SEI Institutional
                                                                     Investments Trust, SEI Institutional
                                                                     Managed Trust, SEI Liquid Asset Trust,
                                                                     SEI Tax Exempt Trust, SEI Opportunity
                                                                     Master Fund, L.P.. and SEI Opportunity
                                                                     Fund, L.P.

------------------------------------------------------------------------------------------------------------------------------------
Self-Employed Legal and Financial                  36                Trustee of The Advisors' Inner Circle
Services Consultant since 2003. State                                Fund II and Bishop Street Funds.
Street Bank Global Securities and
Cash Operations from 1995 to 2003.

------------------------------------------------------------------------------------------------------------------------------------
Self-Employed Business Consultant,                 36                Director, Crown Pacific, Inc. Trustee of
Business Project Inc. since 1997.                                    The Advisors' Inner Circle Fund II and
-CEO and President, United Grocers                                   Bishop Street Funds.
Inc. from 1997 to 2000.

------------------------------------------------------------------------------------------------------------------------------------
Retired.                                           36                Director, Federal Agricultural Mortgage
                                                                     Corporation. Trustee of The Advisors'
                                                                     Inner Circle Fund II and Bishop Street
                                                                     Funds.
------------------------------------------------------------------------------------------------------------------------------------




3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    TERM OF
                                     POSITION(S)                   OFFICE AND
  NAME, ADDRESS,                      HELD WITH                    LENGTH OF
       AGE 1                          THE TRUST                    TIME SERVED
--------------------------------------------------------------------------------

OFFICERS
JAMES F. VOLK, CPA                     President                  (Since 2003)
44 yrs. old





--------------------------------------------------------------------------------
MICHAEL LAWSON                      Controller and                (Since 2005)
46 yrs. old                     Chief Financial Officer



--------------------------------------------------------------------------------
RUSSELL EMERY                      Chief Compliance               (Since 2006)
43 yrs. old                             Officer




--------------------------------------------------------------------------------
JAMES NDIAYE                        Vice President                (Since 2004)
38 yrs. old                          and Secretary





--------------------------------------------------------------------------------
TIMOTHY D. BARTO               Assistant Vice President           (Since 2000)
38 yrs. old                     and Assistant Secretary




--------------------------------------------------------------------------------
SOFIA ROSALA                   Assistant Vice President           (Since 2006)
32 yrs. old                     and Assistant Secretary





--------------------------------------------------------------------------------
NICOLE WELCH                          AML Officer                  (Since 2005)
28 yrs. old







--------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------


                                                          NUMBER OF
                                                         PORTFOLIOS
                                                      IN THE ADVISORS'
                                                      INNER CIRCLE FUND
PRINCIPAL OCCUPATION(S)                               OVERSEEN BY BOARD          OTHER DIRECTORSHIPS
DURING PAST 5 YEARS                                        MEMBER               HELD BY BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------


Senior Operations Officer, SEI Investments,                  N/A                        N/A
Fund Accounting and Administration (1996-
present); Assistant Chief Accountant for the
U.S. Securities and Exchange Commission's
Division of Investment Management
(1993-1996).
------------------------------------------------------------------------------------------------------------------------------------

Director, SEI Investments, Fund Accounting                   N/A                        N/A
since July 2005. Manager, SEI Investments
AVP from April 1995 to February 1998 and
November 1998 to July 2005.
------------------------------------------------------------------------------------------------------------------------------------
Director of Investment Product Management                    N/A                        N/A
and Development at SEI Investments since
February 2003. Senior Investment Analyst,
Equity team at SEI Investments from March
2000 to February 2003.
------------------------------------------------------------------------------------------------------------------------------------
Employed by SEI Investments Company                          N/A                        N/A
since 2004. Vice President, Deusche Asset
Management from 2003-2004. Associate,
Morgan, Lewis & Bockius LLP from 2000-
2003. Counsel, Assistant Vice President,
ING Variable Annuities Group from 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
General Counsel, Vice President and Assistant                N/A                        N/A
Secretary of SEI Investments Global Funds
Services since 1999; Associate, Dechert
(law firm) from 1997-1999; Associate, Richter,
Miller & Finn (law firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
Vice President and Assistant Secretary of                    N/A                        N/A
SEI Investments Management Corp. and
SEI Global Funds Services since 2005.
Compliance Officer of SEI Investments from
2001-2004. Account and Product Consultant
SEI Private Trust Company, 1998-2001.
------------------------------------------------------------------------------------------------------------------------------------
Assistant Vice President and AML Compliance                  N/A                        N/A
Officer of SEI Investments since January 2005.
Compliance Analyst at TD Waterhouse from
January 2004 to November 2004. Senior
Compliance Analyst at UBS Financial Services
from October 2002 to January 2004. Knowledge
Management Analyst at PricewaterhouseCoopers
Consulting from September 2000 to October 2002.
------------------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on August 8, 2006, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser;
(ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grows; and (v) whether fee levels reflect these economies of scale for the benefit of Funds investors, as discussed in further detail below. In addition, on September 19, 2006, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding the above factors in considering whether to amend the Advisory Agreement for the purpose of including the Commerce Capital Institutional Select Government Money Market Fund (the "Select Government Fund").

At the August meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, representatives from the Adviser reviewed the investment objective of the Fund, asset flows and firm organizational matters. They also discussed portfolio characteristics, interest rate trends and market and performance information. The Trustees then discussed the written materials that the Board received before the

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------
meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the quality, nature and extent of the services provided by the Adviser for each of the Funds, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER. The Board was provided with information regarding each of the Fund's performance, other than the Select Government Fund, since the Advisory Agreement was last renewed, as well as information regarding each Fund's performance since its inception. The Board also compared these Funds' performance to their respective benchmark indices and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of each Fund over the past year, focusing on its investment approach and general economic factors. Based on this information, the Board concluded that the Funds' performance was generally favorable and was satisfied with the investment results that the Adviser had been able to achieve for the Funds.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------
COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Funds were reasonable, the Trustees reviewed a report of the advisory fees paid by each Fund to the Adviser, and fee waivers that the Adviser had made over the period, the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Funds and concluded that such profit was not excessive. The Trustees also reviewed reports, based on available data, comparing the expense ratio and advisory fee paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fee and expense ratio paid by the Funds were sufficiently comparable to the average advisory fee paid by comparable mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Agreement for another year.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------
For shareholders that do not have an October 31, 2006 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2006 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2006, the Fund is designating the following items with regard to distributions paid during the period ended October 31, 2006:

        ORDINARY                                QUALIFYING              U.S.
         INCOME                TOTAL             INTEREST            GOVERNMENT
      DISTRIBUTIONS        DISTRIBUTIONS        INCOME (1)          INTEREST (2)
      -------------        -------------        ----------          ------------
         100.00%              100.00%             92.90%                8.57%

(1) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING INTEREST INCOME" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

(2) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY
     INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF THE FUND WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT, AND NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

     THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2006. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2006 FORM 1099-DIV.

                                      NOTES

                             COMMERCE CAPITAL FUNDS
                                  P.O. Box 446
                               Portland, ME 04112

                                    ADVISER:
                         Commerce Capital Markets, Inc.
                               One Commerce Square
                          2005 Market Street, Suite 200
                             Philadelphia, PA 19103

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

    This information must be preceded or accompanied by a current prospectus for the Fund described.

COM-AR-001-0100

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:


---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $267,100           $0               $0           $189,520           N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-          $0              $0               $0              $0               $0              $0
          Related
          Fees

---------------------------------------------------------------------------------------------------------------------
(c)       Tax             $0              $0               $0              N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All             $0              $0               $0              N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $261,600           N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-         N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees

---------------------------------------------------------------------------------------------------------------------
(c)       Tax            N/A              N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All            N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------

(e)(1)   Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%               0%

               ------------------------------------------------------------
               Tax Fees                          0%               0%
               ------------------------------------------------------------
               All Other Fees                    0%               0%

               ------------------------------------------------------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%              N/A

               ------------------------------------------------------------
               Tax Fees                          0%              N/A
               ------------------------------------------------------------
               All Other Fees                    0%              N/A

               ------------------------------------------------------------
(f)      Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2006 and 2005, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and N/A for 2006 and 2005, respectively.


(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1)   Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   The Advisors' Inner Circle Fund

                                               /s/ James F. Volk
By (Signature and Title)*                      ----------------------------
                                               James F. Volk, President
Date:  December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                               /s/ James F. Volk
By (Signature and Title)*                      -----------------------------
                                               James F. Volk, President
Date:  December 29, 2006


                                               /s/ Michael Lawson
By (Signature and Title)*                      ---------------------------------
                                               Michael Lawson, Controller & CFO
Date:  December 29, 2006

* Print the name and title of each signing officer under his or her signature.